Principal Accounting Policies - Accounts Receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Principal Accounting Policies
Net decrease in retained earnings	$ (574,848)	$ (514,073)
Total allowance for credit losses	1,595	288	$ 1,030
Allowance for credit losses, write off	$ 304
Cash settlement from commercial banks period	6 months
Bank acceptance notes, endorsed	$ 670	0	0
Bank acceptance notes, transferred without recourse	$ 0	$ 4,620	$ 13,814
Accounting Standards Update 2016-13 | Adjustment
Principal Accounting Policies
Net decrease in retained earnings				$ 460